TRADE ACCOUNTS RECEIVABLE (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 29, 2024	Dec. 31, 2023
Disclosure Of Trade Receivables [Line Items]
Trade accounts receivables being serviced under a receivables purchase agreement	$ 272.1	$ 270.9
Receivables purchase agreement, difference between carrying amount of receivable sold and cash received	$ 16.4	$ 17.5
Distributor One
Disclosure Of Trade Receivables [Line Items]
Percentage of trade accounts receivable	69.00%	55.00%
Percentage of total net sales	39.00%	22.00%
Distributor Two
Disclosure Of Trade Receivables [Line Items]
Percentage of trade accounts receivable		10.00%
Percentage of total net sales		16.00%